UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	November 6, 2009

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:   $367,290
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Hoyt Farm Partners, L.P.


FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        53658       2,999,322    SHARED-DEFINED  1,2        2,999,322     0
ATP OIL & GAS		COM    00208J108        11138         622,555    SHARED-DEFINED  1,3	      622,555     0
ATP OIL & GAS		COM    00208J108        19044       1,064,485    SHARED-DEFINED  1	    1,064,485     0
BPZ RESOURCES INC       COM    055639108        42265       5,620,306	 SHARED-DEFINED  1,2        5,620,306     0
BPZ RESOURCES INC       COM    055639108        10134       1,347,640    SHARED-DEFINED  1,3        1,347,640     0
BPZ RESOURCES INC       COM    055639108        30523       4,058,971    SHARED-DEFINED  1          4,058,971     0
CARRIZO OIL & GAS INC   COM    144577103        41038       1,675,698    SHARED-DEFINED  1,2	    1,675,698     0
CARRIZO OIL & GAS INC   COM    144577103         3226         131,730	 SHARED-DEFINED  1,3          131,730     0
CARRIZO OIL & GAS INC   COM    144577103        23429         956,671    SHARED-DEFINED  1	      956,671     0
COMPTON PETE CORP.	COM    204940100        37136      29,012,227    SHARED-DEFINED  1,2	   29,012,227     0
COMPTON PETE CORP.	COM    204940100         9760       7,624,901    SHARED-DEFINED  1,3	    7,624,901     0
COMPTON PETE CORP.	COM    204940100         5003       3,908,668    SHARED-DEFINED  1          3,908,668     0
GMX RES INC             COM    38011M108        30563       1,945,436    SHARED-DEFINED  1,2	    1,945,436     0
GMX RES INC             COM    38011M108         4508         286,940    SHARED-DEFINED  1,3	      286,940     0
GMX RES INC             COM    38011M108         3436         218,695    SHARED-DEFINED  1	      218,695     0
PETROHAWK ENERGY CORP	COM    716495106         5778         238,650	 SHARED-DEFINED  1,2	      238,650     0
PETROHAWK ENERGY CORP	COM    716495106         9184         379,350	 SHARED-DEFINED  1	      379,350     0
RANGE RES CORP		COM    75281A109         8756         177,400	 SHARED-DEFINED  1            177,400     0
SOUTHWESTERN ENERGY CO	COM    845467109        10205         239,100    SHARED-DEFINED  1,2	      239,100     0
SOUTHWESTERN ENERGY CO	COM    845467109         8506         199,300 	 SHARED-DEFINED  1            199,300     0

